Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and components	$ 3,906	$ 4,892	$ 2,137
Work in process	3,536	2,098	1,694
Finished goods	1,323	495	600
Inventories	$ 8,765	$ 7,485	$ 4,431